Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000135422 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Class A
Trading Symbol	REIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class A/REIAX)	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 20,535,985
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,441
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135423 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Class C
Trading Symbol	REICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class C/REICX)	$103	2.10%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.10%
Net Assets	$ 20,535,985
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,441
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135424 [Member]
Shareholder Report [Line Items]
Fund Name	West Loop Realty Fund
Class Name	Institutional Class
Trading Symbol	REIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/west-loop-realty-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Institutional Class/REIIX)	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 20,535,985
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,441
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,535,985
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$4,441
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc. - REIT	7.9%
AvalonBay Communities, Inc. - REIT	6.6%
Ventas, Inc. - REIT	6.5%
Camden Property Trust - REIT	5.7%
Crown Castle International Corp. - REIT	5.5%
Prologis, Inc. - REIT	5.0%
Welltower, Inc. - REIT	4.6%
American Tower Corp. - REIT	4.4%
American Homes 4 Rent - REIT	4.4%
Public Storage, Inc. - REIT	4.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.